Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 309,029	$ 212,942
Restricted cash	8,110	315
Marketable securities	16,300	6,524
Trade accounts receivable, net	23,363	14,755
Other receivables	25,437	10,987
Related party receivables	1,990	1,927
Derivative instruments receivables	3,748	1,594
Inventories	20,142	17,953
Prepaid expenses and accrued income	8,587	6,524
Voyages in progress	9,062	3,998
Favorable charter party contracts	18,732	22,413
Total current assets	444,500	299,932
Restricted cash	54,845	53,797
Vessels and equipment, net	2,215,003	1,758,939
Vessels under capital leases, net	2,061	2,956
Newbuildings	105,727	180,562
Favorable charter party contracts	34,954	53,686
Investments in associated companies	2,287	4,224
Other long term assets	10,681	7,527
Total assets	2,870,058	2,361,623
Current liabilities
Current portion of long-term debt	109,671	0
Current portion of obligations under capital leases	5,239	4,858
Derivative instruments payables	2,293	1,990
Related party payables	2,730	1,387
Trade accounts payables	5,401	2,882
Accrued expenses	24,304	17,867
Other current liabilities	32,089	14,617
Total current liabilities	181,727	43,601
Long-term liabilities
Long-term debt	1,134,788	1,058,418
Long-term related party debt	44,000	0
Obligations under capital leases	7,435	12,673
Other long term liabilities	8,059	8,212
Total liabilities	1,376,009	1,122,904
Commitments and contingencies
Equity
Share capital (142,197,697 shares. 2016: 105,965,192 shares. All shares are issued and outstanding at par value $0.05)	7,111	5,299
Additional paid in capital	454,694	201,864
Contributed capital surplus	1,378,824	1,378,824
Accumulated other comprehensive income	5,323	2,287
Retained deficit	(351,903)	(349,555)
Total equity	1,494,049	1,238,719
Total liabilities and equity	$ 2,870,058	$ 2,361,623